Income Taxes - Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	May 31, 2022	May 31, 2021
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss	$ 106,965	$ 74,258
Credits	2,063	2,063
ASC 718 expense on NQO's	6,057	5,510
Charitable contribution-carry forward	14	14
Accrued vacation & payroll	68	87
ASC 842 lease accounting	0	(3)
Right of use asset	(112)	0
Lease liability	117	0
Inventory	2,138	146
Accrued expenses	89	874
Amortization	238	396
Fixed assets	1	0
Basis difference in acquired assets	0	(91)
Deferred tax asset, non-current	0	0
Non-current asset	117,638	83,254
Valuation allowance	(117,638)	(83,254)
Deferred tax asset (liability) non-current	0	0
Net operating loss	$ 509,400	$ 352,000